Exhibit 99.2

Ford Credit Auto Lease Trust 2011-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of June 30, 2012

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 30, 2012, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30, 2012, leases with a total base residual value of $5,618,438.13 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2012. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30, 2012
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2012 -	June	$685,119,970.12
	July	667,961,681.05	$12,243,717.11	6.08%	$8,334,932.71	1.56%
	August	653,263,002.99	12,122,350.75	6.02	5,938,459.70	1.11
	September	636,079,147.14	11,958,437.35	5.93	8,513,230.90	1.59
	October	625,462,213.22	11,914,275.39	5.91	1,903,586.13	0.36
	November	615,251,888.04	11,870,843.63	5.89	1,486,732.70	0.28
	December	602,667,693.89	11,765,171.28	5.84	3,914,631.40	0.73
2013 -	January	574,894,540.29	11,385,858.32	0.06	19,418,911.06	0.04
	February	541,262,571.30	10,879,312.41	5.40	25,644,683.18	4.79
	March	497,806,478.36	10,199,637.81	5.06	35,979,012.79	6.72
	April	460,686,946.81	9,609,260.16	4.77	30,014,928.20	5.60
	May	419,328,778.25	8,904,318.84	4.42	34,771,843.13	6.49
	June	378,973,814.31	8,203,006.37	4.07	34,261,865.39	6.40
	July	348,690,306.55	7,676,328.30	3.81	24,514,423.04	4.58
	August	335,173,492.73	7,448,558.22	3.70	7,823,024.90	1.46
	September	320,798,268.40	7,203,537.81	3.57	8,858,075.61	1.65
	October	307,598,188.49	6,985,512.59	3.47	7,828,237.48	1.46
	November	294,761,121.55	6,775,340.68	3.36	7,608,906.93	1.42
	December	281,722,991.32	6,560,785.75	3.26	7,959,536.28	1.49
2014 -	January	261,044,800.14	6,158,084.42	3.06	15,936,408.12	2.97
	February	232,522,043.29	5,581,756.90	2.77	24,253,352.66	4.53
	March	197,647,636.26	4,846,096.71	2.40	31,197,442.09	5.82
	April	159,600,763.36	3,984,217.61	1.98	35,056,752.64	6.54
	May	119,231,686.26	3,050,593.71	1.51	38,121,201.72	7.12
	June	76,818,078.68	2,030,276.73	1.01	40,982,932.10	7.65
	July	41,146,083.33	1,134,652.57	0.56	34,923,478.35	6.52
	August	24,575,635.13	685,331.98	0.34	16,092,078.16	3.00
	September	9,892,587.54	279,772.27	0.14	14,527,100.89	2.71
	October	402,199.37	12,946.88	0.01	9,527,338.08	1.78
	November	305,968.23	9,977.99	0.00	88,564.20	0.02
	December	279,760.79	9,315.17	0.00	18,681.75	0.00
2015 -	January	272,059.41	9,315.17	0.00	0.00	0.00
	February	244,605.62	8,871.17	0.00	20,152.65	0.00
	March	187,699.37	6,850.73	0.00	51,483.00	0.01
	April	112,956.08	4,223.91	0.00	71,650.00	0.01
	May	61,779.87	2,559.11	0.00	49,282.45	0.01
	June	12,120.40	586.00	0.00	49,411.00	0.01
	July	0.00	0.00	0.00	12,181.00	0.00

Total			$201,521,681.80	100.00%	$535,754,512.39	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$737,276,194.19

Ford Credit Auto Lease Trust 2011-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types defined in Annex B of the Prospectus Supplement.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
April 2012	Car	337	69.77%	$1,693	5.06%	10.44%
	CUV	137	52.29	5,093	13.14	29.43
	SUV	76	51.01	4,141	11.98	25.23
	Truck	10	30.30	8,173	18.80	39.01
	Total / Average	560	60.41%	$2,972	8.48%	17.92%
May 2012	Car	297	62.26%	$1,205	3.51%	7.23%
	CUV	133	57.83	4,494	11.19	25.29
	SUV	46	34.07	3,762	11.45	23.78
	Truck	4	11.11	5,869	16.89	32.59
	Total / Average	480	54.67%	$2,401	6.70%	14.20%
June 2012	Car	238	61.03%	$599	1.74%	3.51%
	CUV	85	50.00	4,212	10.69	23.51
	SUV	54	41.54	3,386	9.55	19.80
	Truck	6	18.18	6,577	15.95	33.68
	Total / Average	383	52.97%	$1,887	5.27%	10.92%